Vanguard Government Securities Active ETF Annual Fund Operating Expenses - ETF Prospectus [Member] - Vanguard Government Securities Active ETF - ETF Shares	Sep. 30, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.10%	[1]

[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.